Loans (Servicing Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Loans [Abstract]
Balance, beginning of year	$ 396	$ 418
SBA servicing assets capitalized	187	155
Amortization of expense	(146)	(177)
Balance, end of year	$ 437	$ 396